Postretirement Plans (Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Postretirement Benefit Plans [Line Items]
Benefit obligation, ending (recognized in balance sheet)	$ 121
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Benefit obligation, beginning	367	392
Service cost	2	2	3
Interest cost	12	16	17
Actuarial (gain) loss	(83)	(10)
Benefits paid	(20)	(17)
Plan amendments	0	(16)
Benefit obligation, ending (recognized in balance sheet)	$ 278	$ 367	$ 392